INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Investment income	$ 223	$ 68	$ 170
Fee revenue	259	131	61
Dividend income	6	10	18
Interest income and other	107	57	19
Participating loan interests	8	17	27
Total investment and other revenue	$ 603	$ 283	$ 295